Financial Risk Management - Capital risk management (Details) $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
Disclosure Of Financial Risk Management [Abstract]
Borrowings	$ 3,170,977	$ 3,184,512	$ 3,097,742
Obligations relating to finance leases	139,239	21,544	0
Due to related parties	194,628	21,306	125,000
Cash and cash equivalents	235,734	199,388	225,040
Restricted cash	133,389	106,869	8,540
Net debt	3,135,721	2,921,105	2,989,162
Total equity	244,899	597,802	793,033
Total equity and net debt	$ 3,380,620	$ 3,518,907	$ 3,782,195
Net debt to capitalization ratio	0.93	0.83	0.79